8. Inventories (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY
Raw materials	$ 147	$ 142	9,154	8,612
Work in progress	59	74
Finished goods	447	367
Inventory	$ 653	$ 583	9,154	8,612